21. Provisions for pensions and similar obligations (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Present Value Of The Obligations Post Employment Plans [Abstract]
To current employees		R$ 478,837	R$ 687,786	R$ 716,492
Vested obligations to retired employees		28,202,580	27,369,696	23,296,715
Total		28,681,417	28,057,482	24,013,207
Less:
Fair value of plan assets		28,634,891	25,822,890	22,708,990
Unrecognized assets	[1]	(2,762,220)	(1,346,547)	(1,079,808)
Provisions - Post-employment plans, net		2,808,746	3,581,139	2,384,025
Present value of the obligations - Other similar obligations:
To current employees		135,902	204,439	184,606
Vested obligations to retired employees		5,782,124	6,047,368	4,604,466
Total		5,918,026	6,251,807	4,789,072
Less:
Fair value of plan assets		5,398,667	5,222,517	4,157,251
Unrecognized assets	[1]	(240,010)	0	(68,527)
Provisions - Other similar obligations, net		759,370	1,029,290	700,347
Total provisions for pension plans, net		3,568,115	4,610,429	3,084,373
Of which:
Actuarial provisions		3,929,265	4,960,620	3,357,654
Actuarial assets (note 15)		R$ 361,149	R$ 350,191	R$ 273,281

[1]	Refers to fully funded surplus plans Banesprev I and III, Sanprev I,II and III and Bandeprev.